Financial instruments - Additional Information (Detail)		3 Months Ended	12 Months Ended
	Jul. 25, 2018 USD ($)	Jun. 30, 2019	Dec. 31, 2019 USD ($) $ / MWh MWh	Dec. 31, 2018 USD ($)	Dec. 31, 2019 CAD ($) $ / MWh	May 23, 2019 USD ($)	Mar. 31, 2019	Jan. 29, 2019 CAD ($)	Oct. 17, 2018 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MWh			151,680
Cost per Megawatt Hour | $ / MWh			38.95
Long-term debt			$ 3,931,868,000	$ 3,336,795,000
Realized gain/(loss) in OCI from foreign exchange forward contract			$ 7,795,000	(27,969,000)
Revenue collection period			45 days
Cash on hand			$ 62,485,000
Available for drawn on senior debt facilities			1,047,216,000
Utility Services
Derivative [Line Items]
Accounts receivable balances			200,594,000
Liberty Power Group
Derivative [Line Items]
Realized gain/(loss) in OCI from foreign exchange forward contract			(15,946,000)	41,244,000
Bonds
Derivative [Line Items]
Long-term debt					$ 135,000,000
Bonds | Plan
Derivative [Line Items]
Debt instrument, term	10 years
Long-term debt	$ 135,000,000
Senior Unsecured Notes | Senior Unsecured Notes Due January 2029
Derivative [Line Items]
Debt instrument, term		10 years
Interest Rate							4.60%
Par value								$ 300,000,000
Senior Unsecured Notes | U.S. Dollar Subordinated Unsecured Notes
Derivative [Line Items]
Long-term debt			621,049,000	278,771,000
Interest Rate						6.20%
Par value			637,500,000			$ 350,000,000			$ 287,500
Senior Unsecured Notes | Liberty Power Group | 4.82% Senior Unsecured Notes
Derivative [Line Items]
Par value												$ 150,000,000
Senior Unsecured Notes | Liberty Power Group | 4.65% Senior Unsecured Notes
Derivative [Line Items]
Par value											$ 200,000,000
Senior Unsecured Notes | Liberty Power Group | Convertible Unsecured Subordinated Debentures
Derivative [Line Items]
Par value										$ 300,000,000
Forward contracts
Derivative [Line Items]
Realized gain/(loss) in OCI from foreign exchange forward contract			983,000	(1,115,000)
Foreign exchange contract
Derivative [Line Items]
Realized gain/(loss) in OCI from foreign exchange forward contract			$ 35,277,000	$ (28,705,000)
Cash flow hedge | Interest rate swaps
Derivative [Line Items]
Term of forward-starting interest rate swap			10 years
Minimum
Derivative [Line Items]
Forward price | $ / MWh			13.33		13.33
Maximum
Derivative [Line Items]
Forward price | $ / MWh			178.65		178.65
Weighted Average
Derivative [Line Items]
Forward price | $ / MWh			23.66		23.66
Non-regulated Energy Sales
Derivative [Line Items]
Unrealized gains in AOCI to be reclassified			$ 8,704,000
Interest expense
Derivative [Line Items]
Unrealized gains in AOCI to be reclassified			$ 2,203,000
Accounts Receivable | Credit Concentration Risk | Liberty Power Group
Derivative [Line Items]
Percentage of revenue contributed			87.00%
Atlantica Yield Energy Solutions Canada, Inc
Derivative [Line Items]
Equity method investment, prepayment			$ 53,750,000
Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility | Minimum
Derivative [Line Items]
Alternative Investment, Measurement Input			0.18		0.18
Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility | Maximum
Derivative [Line Items]
Alternative Investment, Measurement Input			0.22		0.22
AYES Canada | Measurement Input, Discount Rate | Minimum
Derivative [Line Items]
Alternative Investment, Measurement Input			0.0875		0.0875
AYES Canada | Measurement Input, Discount Rate | Maximum
Derivative [Line Items]
Alternative Investment, Measurement Input			0.0950		0.0950
AYES Canada | Measurement Input, Discount Rate | Weighted Average
Derivative [Line Items]
Alternative Investment, Measurement Input			0.0942		0.0942
Sugar Creek
Derivative [Line Items]
Reclassification from AOCI, Current Period, before Tax, Attributable to Parent			$ 15,765